UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     STANDARD PACIFIC CAPITAL LLC
Address:  101 CALIFORNIA STREET, 36TH FLR
          SAN FRANCISCO, CA 94111

13 File Number: 28-6046

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form


Person Signing this Report on Behalf of Reporting Manager:

Name:      Raj Venkatesan
Title:     Co-Managing Member
Phone:	415-352-7100
Signature, Place and Date of Signing:

    Raj Venkatesan, San Francisco, CA, May 14, 2008


Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    25

Form 13F Information Table Value Total:    265924



List of Other Included Managers:

 No.  13F File Number     Name

 01   28-6046             STANDARD PACIFIC CAPITAL L.L.C

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D ADVANCE AUTO PTS INC  COM STK  COMMON STOCK     00751Y106    11718   344149 SH       SOLE     01          344149        0        0
D APOLLO GROUP INC CL A COM STK  COMMON STOCK     037604105     4752   110000 SH       SOLE     01          110000        0        0
D BUCKLE INC  COM STK            COMMON STOCK     118440106    14689   328400 SH       SOLE     01          328400        0        0
D CAPSTEAD MORTGAGE CO RP COM RE REITS/RICS       14067E506     5244   460000 SH       SOLE     01          460000        0        0
D CELANESE CORP SER A            COMMON STOCK     150870103     5986   153281 SH       SOLE     01          153281        0        0
D CHUNGHWA TELECOM CO LTD ADR    ADRS STOCKS      17133Q304     9406   361500 SH       SOLE     01          361500        0        0
D COSTCO WHSL CORP NEW  COM STK  COMMON STOCK     22160K105     9681   149000 SH       SOLE     01          149000        0        0
D DARDEN RESTAURANTS I NC COM ST COMMON STOCK     237194105    12271   377000 SH       SOLE     01          377000        0        0
D DEALERTRACK HOLDINGS  INC COM  COMMON STOCK     242309102     7831   387300 SH       SOLE     01          387300        0        0
D DECKERS OUTDOOR CORP  COM STK  COMMON STOCK     243537107    13585   126000 SH       SOLE     01          126000        0        0
D DELTA AIRLINES INC             COMMON STOCK     247361702     8196   953000 SH       SOLE     01          953000        0        0
D FISERV INC  COM STK            COMMON STOCK     337738108    14973   311344 SH       SOLE     01          311344        0        0
D FOCUS MEDIA HLDG LTD  ADR      ADRS STOCKS      34415V109    18911   538000 SH       SOLE     01          538000        0        0
D GOLD FIELDS LTD NEW  ADR       ADRS STOCKS      38059T106    12797   925300 SH       SOLE     01          925300        0        0
D HEALTH MGMT ASSO SER B SENIOR  CONVRT BONDS     421933AF9     2963  3000000 SH       SOLE     01         3000000        0        0
D INTERACTIVE BROKERS GROUP INC  COMMON STOCK     45841N107     6174   240500 SH       SOLE     01          240500        0        0
D INTUIT  COM STK                COMMON STOCK     461202103    19692   729069 SH       SOLE     01          729069        0        0
D MELCO PBL ENTMT MACA U LTD ADR ADRS STOCKS      585464100     3364   295600 SH       SOLE     01          295600        0        0
D MONSTER WORLDWIDE INC COM      COMMON STOCK     611742107     5709   235800 SH       SOLE     01          235800        0        0
D NCR CORP  COM STK              COMMON STOCK     62886E108    18742   820935 SH       SOLE     01          820935        0        0
D NU SKIN ENTERPRISES INC CL A C COMMON STOCK     67018T105     5301   294200 SH       SOLE     01          294200        0        0
D REDWOOD TRUST INC  COM REIT    REITS/RICS       758075402     7380   203018 SH       SOLE     01          203018        0        0
D SHANDA INTERACTIVE ENTMT LTD S ADRS STOCKS      81941Q203    20162   692859 SH       SOLE     01          692859        0        0
D VIVO PARTICPS                  ADRS STOCKS      92855S101    10596  1777881 SH       SOLE     01         1777881        0        0
D WEYERHAEUSER CO  COM STK       COMMON STOCK     962166104    15801   242950 SH       SOLE     01          242950        0        0
S REPORT SUMMARY                 25 DATA RECORDS              265924        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED